Consolidated Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023			$ 460	$ 24,540	$ (88,569)	$ (63,569)
Balance (in Shares) at Dec. 31, 2023			4,600,000
Sale of 509,000 Private Placement Shares		$ 51		5,089,949		5,090,000
Sale of 509,000 Private Placement Shares (in Shares)		509,000
Allocated value of transaction costs to private shares				(22,096)		(22,096)
Share-based compensation expense				39,372		39,372
Accretion of Class A ordinary shares subject to possible redemption				(5,131,765)	(4,233,488)	(9,365,253)
Net income (Loss)					1,100,442	1,100,442
Balance at Mar. 31, 2024	[1]	$ 51	$ 460		(3,221,615)	(3,221,104)
Balance (in Shares) at Mar. 31, 2024	[1]	509,000	4,600,000
Balance at Dec. 31, 2023			$ 460	24,540	(88,569)	(63,569)
Balance (in Shares) at Dec. 31, 2023			4,600,000
Net income (Loss)						3,312,978
Balance at Jun. 30, 2024	[1]	$ 51	$ 460		(3,373,958)	(3,373,447)
Balance (in Shares) at Jun. 30, 2024	[1]	509,000	4,600,000
Balance at Mar. 31, 2024	[1]	$ 51	$ 460		(3,221,615)	(3,221,104)
Balance (in Shares) at Mar. 31, 2024	[1]	509,000	4,600,000
Share-based compensation expense				77,400		77,400
Accretion of Class A ordinary shares subject to possible redemption				(77,400)	(2,364,879)	(2,442,279)
Net income (Loss)					2,212,536	2,212,536
Balance at Jun. 30, 2024	[1]	$ 51	$ 460		(3,373,958)	(3,373,447)
Balance (in Shares) at Jun. 30, 2024	[1]	509,000	4,600,000
Balance at Dec. 31, 2024		$ 51	$ 460		(3,733,121)	(3,732,610)
Balance (in Shares) at Dec. 31, 2024		509,000	4,600,000
Share-based compensation expense				57,919		57,919
Accretion of Class A ordinary shares subject to possible redemption				(57,919)	(1,931,349)	(1,989,268)
Net income (Loss)					(487,392)	(487,392)
Balance at Mar. 31, 2025		$ 51	$ 460		(6,151,862)	(6,151,351)
Balance (in Shares) at Mar. 31, 2025		509,000	4,600,000
Balance at Dec. 31, 2024		$ 51	$ 460		(3,733,121)	(3,732,610)
Balance (in Shares) at Dec. 31, 2024		509,000	4,600,000
Net income (Loss)						430,918
Balance at Jun. 30, 2025		$ 51	$ 460		(7,272,551)	(7,272,040)
Balance (in Shares) at Jun. 30, 2025		509,000	4,600,000
Balance at Mar. 31, 2025		$ 51	$ 460		(6,151,862)	(6,151,351)
Balance (in Shares) at Mar. 31, 2025		509,000	4,600,000
Share-based compensation expense				36,000		36,000
Accretion of Class A ordinary shares subject to possible redemption				(36,000)	(2,038,999)	(2,074,999)
Net income (Loss)					918,310	918,310
Balance at Jun. 30, 2025		$ 51	$ 460		$ (7,272,551)	$ (7,272,040)
Balance (in Shares) at Jun. 30, 2025		509,000	4,600,000

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and Company’s two independent directors and one advisor. On February 8, 2025, in connection with the appointment of a third independent director, Albert A. Homan III, to the board of directors, the Sponsor transferred 30,000 of the Class B ordinary shares held by it to Mr. Holman. All shares and per share amounts have been retroactively restated.